Fair value of financial instruments - Disclosure of analysis of movements in Level 3 assets and liabilities (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Assets transferred into level 3	£ 700,000,000	£ 0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Transfers into Level 3 of fair value hierarchy, liabilities	(2,800,000,000)	0
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	252,192,000,000	292,356,000,000
Derivative financial liabilities	(240,757,000,000)	(279,331,000,000)
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	21,862,000,000
Ending balance, financial assets	21,354,000,000	21,862,000,000
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,817,000,000)
Ending balance, financial liabilities	(8,005,000,000)	(6,817,000,000)
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	1,710,000,000	2,073,000,000
Derivative financial liabilities	(3,065,000,000)	(3,181,000,000)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	15,045,000,000	9,962,000,000
Purchases, fair value measurement, assets (liabilities) net	8,942,000,000	10,507,000,000
Sales, fair value measurement, assets (liabilities) net	(5,629,000,000)	(3,373,000,000)
Issues, fair value measurement, assets (liabilities) net	(503,000,000)	(1,147,000,000)
Settlements, fair value measurement, assets (liabilities) net	(2,444,000,000)	(1,319,000,000)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(2,420,000,000)	237,000,000
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	211,000,000	253,000,000
Ending balance, Assets (liabilities) net	13,349,000,000	15,045,000,000
Derivative financial assets	1,710,000,000	2,073,000,000
Derivative financial liabilities	(3,065,000,000)	(3,181,000,000)
Recurring fair value measurement | Level 3 | Net derivatives financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,108,000,000)	(1,113,000,000)
Purchases, fair value measurement, liabilities	(447,000,000)	(571,000,000)
Sales, fair value measurement, liabilities	221,000,000	(7,000,000)
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	(15,000,000)
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	3,000,000	163,000,000
Transfers out of Level 3 of fair value hierarchy, liabilities	19,000,000	501,000,000
Ending balance, financial liabilities	(1,355,000,000)	(1,108,000,000)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	170,000,000	(153,000,000)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income | Net derivatives financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(44,000,000)	(66,000,000)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(23,000,000)	78,000,000
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income | Net derivatives financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	1,000,000	0
Recurring fair value measurement | Level 3 | Investment property
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	9,000,000	2,000,000
Purchases, fair value measurement, assets	34,000,000	9,000,000
Sales, fair value measurement, assets	0	(2,000,000)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Assets transferred into level 3	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	43,000,000	9,000,000
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Trading portfolio liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(395,000,000)	(368,000,000)
Purchases, fair value measurement, liabilities	(55,000,000)	(26,000,000)
Sales, fair value measurement, liabilities	25,000,000	20,000,000
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	352,000,000	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(28,000,000)	(15,000,000)
Transfers out of Level 3 of fair value hierarchy, liabilities	12,000,000	1,000,000
Ending balance, financial liabilities	(87,000,000)	(395,000,000)
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	2,000,000	(7,000,000)
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(3,241,000,000)	(1,212,000,000)
Purchases, fair value measurement, liabilities	0	(409,000,000)
Sales, fair value measurement, liabilities	29,000,000	0
Issues, fair value measurement, liabilities	(503,000,000)	(1,147,000,000)
Settlements, fair value measurement, liabilities	1,020,000,000	143,000,000
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(2,954,000,000)	(892,000,000)
Transfers out of Level 3 of fair value hierarchy, liabilities	753,000,000	350,000,000
Ending balance, financial liabilities	(4,853,000,000)	(3,241,000,000)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	43,000,000	(74,000,000)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Recurring fair value measurement | Level 3 | Total trading portfolio assets
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	10,115,000,000	6,509,000,000
Purchases, fair value measurement, assets	5,810,000,000	5,848,000,000
Sales, fair value measurement, assets	(4,157,000,000)	(1,817,000,000)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,554,000,000)	(865,000,000)
Total gains or losses recognised in OCI, assets	0	0
Assets transferred into level 3	382,000,000	775,000,000
Transfers out of Level 3 of fair value hierarchy, assets	(400,000,000)	(326,000,000)
Ending balance, financial assets	10,347,000,000	10,115,000,000
Recurring fair value measurement | Level 3 | Total trading portfolio assets | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	151,000,000	(9,000,000)
Recurring fair value measurement | Level 3 | Total trading portfolio assets | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Financial assets at fair value through the income statement
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	5,991,000,000	5,368,000,000
Purchases, fair value measurement, assets	2,705,000,000	2,540,000,000
Sales, fair value measurement, assets	(1,156,000,000)	(1,524,000,000)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,232,000,000)	(582,000,000)
Total gains or losses recognised in OCI, assets	0	0
Assets transferred into level 3	59,000,000	206,000,000
Transfers out of Level 3 of fair value hierarchy, assets	(173,000,000)	(73,000,000)
Ending balance, financial assets	6,186,000,000	5,991,000,000
Recurring fair value measurement | Level 3 | Financial assets at fair value through the income statement | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	14,000,000	0
Recurring fair value measurement | Level 3 | Financial assets at fair value through the income statement | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(22,000,000)	56,000,000
Recurring fair value measurement | Level 3 | Fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	3,674,000,000	776,000,000
Purchases, fair value measurement, assets	895,000,000	3,116,000,000
Sales, fair value measurement, assets	(591,000,000)	(43,000,000)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,030,000,000)	0
Total gains or losses recognised in OCI, assets	0	0
Assets transferred into level 3	118,000,000	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(200,000,000)
Ending balance, financial assets	3,068,000,000	3,674,000,000
Recurring fair value measurement | Level 3 | Fair value through other comprehensive income | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	4,000,000	3,000,000
Recurring fair value measurement | Level 3 | Fair value through other comprehensive income | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ (2,000,000)	£ 22,000,000